Fair Value Measurement - Fair Value Hierarchy (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Fair Value Measurement
Wealth management products, short-term	$ 76,917	$ 69,947
Equity securities with readily determinable market value	158,090	136,832
Financial instruments measured on a recurring basis
Fair Value Measurement
Wealth management products, short-term	76,917	69,947
Wealth management products, long-term	201,244	194,746
Equity securities with readily determinable market value	158,090	136,832
Total	436,251	401,525
Financial instruments measured on a recurring basis | Quoted Prices in Active Market for Identical Assets (Level 1)
Fair Value Measurement
Wealth management products, short-term	0	0
Wealth management products, long-term	0	0
Equity securities with readily determinable market value	158,090	136,832
Total	158,090	136,832
Financial instruments measured on a recurring basis | Significant Other Observable Inputs (Level 2)
Fair Value Measurement
Wealth management products, short-term	76,917	69,947
Wealth management products, long-term	201,244	194,746
Equity securities with readily determinable market value	0	0
Total	278,161	264,693
Financial instruments measured on a recurring basis | Significant Unobservable Inputs (Level 3)
Fair Value Measurement
Wealth management products, short-term	0	0
Wealth management products, long-term	0	0
Equity securities with readily determinable market value	0	0
Total	$ 0	$ 0